Trade receivables, prepayments and other receivables	12 Months Ended
Dec. 31, 2024
Disclosure of Trade Receivables Pre payments and other Receivables [Abstract]
Trade receivables, prepayments and other receivables.
18	Trade receivables, prepayments and other receivables

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Trade receivables	302,482	318,044
Less: loss allowance (Note 31(a))	(35,549)	(65,437)

Trade receivables, net of loss allowance	266,933	252,607

Receivables from payments made on behalf of customers, net of allowance	52,952	31,917
Receivables from loans to employees (Note (i))	10,859	18,501

Other receivables	63,811	50,418

Trade and other receivables at amortized cost	330,744	303,025

Prepayments to suppliers	49,955	67,542
Refundable value-added tax	49,493	64,678
Others	29,271	15,014

Prepayments and others	128,719	147,234

Prepayments and other receivables	192,530	197,652

Total trade receivables, prepayments and other receivables	459,463	450,259

Note:

(i)
In June 2023, the Group provided a
one-year
loan with a principal amount of USD1.5 million (equivalent to RMB10.9 million) to an employee at an interest rate of 4.43%. The principal of USD1.0 million (equivalent to RMB7.1 million) was repaid in 2024, and the term for the remaining principal of USD0.5 million (equivalent to RMB3.6 million) and the cumulative interest of USD0.1 million (equivalent to RMB0.6 million) was extended to be repaid in June 2025.

In December 2024, the Group provided one-year loan with a principal amount of USD2.0 million (equivalent to RMB14.2 million) to another employee at an interest rate of 4.30%.
All of the trade and other receivables are expected to be recovered or recognized as expense within one year. Trade receivables are normally due within 30 to 90 days from the invoice date. Further details on the Group’s credit policy are set out in Note 31(a).
Aging analysis
As at the end of each reporting period, the aging analysis of trade receivables based on the invoice date, is as follows:

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Within 1 year	182,978	179,986
More than 1 year	119,504	138,058

	302,482	318,044